Non-Controlling Interest	12 Months Ended
Dec. 31, 2025
Non-Controlling Interest [Abstract]
Non-controlling interest
17.	Non-controlling interest

The Company, through its 60% ownership of Minera Torre de Oro, S.A.P.I. de C.V., controls the La Verde project, with a non-controlling interest accounting for the 40% owned by a subsidiary of Teck.

Summarized financial information for the La Verde project is as follows:

As at December 31,	2025	2024
Current assets	$2	$36
Non-current assets	19,742	19,742
Current liabilities	(9)	(8)

For the year ended December 31,	2025	2024
Net loss	$155	$160
Attributable to shareholders of the Company	93	96
Attributable to non-controlling interest	62	64